Expenses by nature - Disclosure of expenses by nature (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits	$ 4,670,646	$ 3,011,923	$ 4,883,062
Advertising and promotion	60,823	19,090	1,352,750
Consulting fees	1,294,949	2,743,272	1,315,917
Professional fees	967,938	940,667	1,028,240
Travel and conferences	385,759	804,481	518,140
R&D consulting and material costs, net	774,261	556,013	420,378
Depreciation and amortization	1,277,911	952,508	326,491
Impairment of intangible assets	0	1,174,354	0
Impairment of inventory	113,283	0	0
Other expenses	434,682	691,566	266,822
Insurance	690,014	716,931	236,150
Transfer agent and listing fees	151,854	120,690	94,885
Royalty and license costs	0	305,918	0
Total expenses	10,822,120	12,037,413	10,442,835
Total operating expenses	10,285,875	11,913,610	10,276,129
Allocation To Cost Of Sales [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Allocation to cost of sales: Employee benefits	$ (536,245)	$ (123,803)	$ (166,706)